Share Based Compensation (Details Narrative) - USD ($) $ in Thousands		12 Months Ended
	Sep. 22, 2023	Dec. 31, 2023	Dec. 31, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share based compensation		$ 199
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Grants in Period		74,545,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Vested in Period
Share-Based Payment Arrangement, Expense		$ 400
Cost related to non-vested option		$ 4,100
Weighted average remaining vesting		3 years 11 days
Restricted Stock Units (RSUs) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Award Vesting Rights		RSUs vest in equal annual installments on the first three anniversaries of the closing of the Merger
Restricted Stock Units (RSUs) [Member] | Chief Financial Officer [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Grants in Period		74,545
General and Administrative Expense [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share based compensation		$ 200
2023 Stock Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Number of Shares Authorized	11,497,622
Share-Based Compensation Arrangement by Share-Based Payment Award, Percentage of Outstanding Stock Maximum	5.00%
Share-Based Compensation Arrangement by Share-Based Payment Award, Number of Shares Available for Grant		10,351,358